Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Provision for credit losses
Provision for loan losses	SFr (13)	SFr 126	SFr 36	SFr 113	SFr 67
Provision for lending-related and other exposures	(15)	24	15	9	14
Provision for credit losses	(28)	SFr 150	51	122	81
Bank
Provision for credit losses
Provision for credit losses	SFr (34)		SFr 38	SFr 107	SFr 58